Cover	Apr. 16, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 16, 2025
Registrant Name	TRISALUS LIFE SCIENCES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39813
Entity Tax Identification Number	85-3009869
Entity Address, Postal Zip Code	80031
Entity Address, State or Province	CO
Entity Address, City or Town	Westminster
Entity Address, Address Line One	6272 W 91st Ave
City Area Code	(888)
Local Phone Number	321-5212
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0001826667
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	TLSI
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of registrant's common stock at an exercise price of $11.50 per share
Trading Symbol	TLSIW
Security Exchange Name	NASDAQ